Stock-Based Compensation - Stock Option Terms (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options
Unvested awards outstanding (in shares)		2,540,534
Stock options | Maximum
Stock Options
Term of award	10 years	10 years
Stock options | Owner of more than 10 percent of voting stock
Stock Options
Term of award		5 years
Stock options | Owner of more than 10 percent of voting stock | Minimum
Stock Options
Total combined voting power percentage		10.00%
Stock options | Owner of more than 10 percent of voting stock | Maximum
Stock Options
Term of award	5 years
Service-based stock options
Stock Options
Vesting period		5 years
Performance-based stock options
Stock Options
Unvested awards outstanding (in shares)		458,182